Astoria Real Assets ETF
SCHEDULE OF INVESTMENTS
As of December 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 83.3%
	AEROSPACE/DEFENSE — 10.6%
4,432	Airbus S.E.	$1,032,704
10,924	Howmet Aerospace, Inc.	2,239,639
38,900	IHI Corp.	683,595
829	Rheinmetall A.G.	1,519,819
162,302	Rolls-Royce Holdings PLC	2,510,499
2,562	Safran S.A.	894,859
		8,881,115
	BUILDING MATERIALS — 0.9%
8,014	Holcim A.G.	786,581
	CHEMICALS — 2.5%
8,391	Air Liquide S.A.	1,579,332
6,690	CF Industries Holdings, Inc.	517,405
		2,096,737
	COMMERCIAL SERVICES — 1.8%
1,830	United Rentals, Inc.	1,481,056
	COMPUTERS — 0.8%
3,580	Leidos Holdings, Inc.	645,832
	DISTRIBUTION/WHOLESALE — 0.8%
2,766	WESCO International, Inc.	676,674
	DIVERSIFIED FINANCIAL SERVICES — 0.8%
4,611	AerCap Holdings N.V.[1]	662,877
	ELECTRIC — 17.8%
57,257	AES Corp.	821,065
6,281	Ameren Corp.	627,221
18,019	American Electric Power Co., Inc.	2,077,771
9,064	Constellation Energy Corp.	3,202,039
7,094	DTE Energy Co.	914,984
12,967	Edison International	778,279
8,206	Entergy Corp.	758,481
26,163	Exelon Corp.	1,140,445
14,097	FirstEnergy Corp.	631,123
5,690	NRG Energy, Inc.	906,076
25,110	PG&E Corp.	403,518
2,341	Talen Energy Corp.*	877,500
10,706	Vistra Corp.	1,727,199
		14,865,701

Astoria Real Assets ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ELECTRICAL COMPONENTS & EQUIPMENT — 1.8%
11,511	ABB Ltd.	$860,437
5,900	Fujikura Ltd.	656,455
		1,516,892
	ENGINEERING & CONSTRUCTION — 5.1%
5,008	AECOM	477,413
948	Comfort Systems USA, Inc.	884,759
1,279	Dycom Industries, Inc.*	432,174
1,688	EMCOR Group, Inc.	1,032,702
3,485	MasTec, Inc.*	757,534
2,173	Sterling Infrastructure, Inc.*	665,438
		4,250,020
	IRON/STEEL — 2.8%
7,579	ATI, Inc.*	869,766
2,361	Carpenter Technology Corp.	743,337
4,411	Steel Dynamics, Inc.	747,444
		2,360,547
	MACHINERY-CONSTRUCTION & MINING — 4.2%
2,420	GE Vernova, Inc.	1,581,639
12,073	Vertiv Holdings Co. - Class A	1,955,947
		3,537,586
	METAL FABRICATE/HARDWARE — 0.9%
6,610	Mueller Industries, Inc.	758,828
	MINING — 10.4%
6,896	Agnico Eagle Mines Ltd.[1]	1,169,079
27,847	Anglogold Ashanti Plc[1]	2,374,792
4,519	Cameco Corp.[1]	413,443
867	Centrus Energy Corp. - Class A*	210,473
30,934	Newmont Corp.	3,088,760
17,691	Rio Tinto PLC - ADR	1,415,811
		8,672,358
	OIL & GAS — 8.8%
18,950	Canadian Natural Resources Ltd.	642,703
16,240	ConocoPhillips	1,520,226
17,924	Devon Energy Corp.	656,556
5,241	EOG Resources, Inc.	550,357
10,369	Exxon Mobil Corp.	1,247,806
37,100	Inpex Corp.	740,130
18,344	Shell PLC - ADR	1,347,917

Astoria Real Assets ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	OIL & GAS (Continued)
14,404	Suncor Energy, Inc.	$640,155
		7,345,850
	OIL & GAS SERVICES — 0.9%
17,431	TechnipFMC PLC[1]	776,725
	PACKAGING & CONTAINERS — 0.7%
5,760	Crown Holdings, Inc.	593,107
	REAL ESTATE — 3.3%
10,457	CBRE Group, Inc. - Class A*	1,681,381
3,124	Jones Lang LaSalle, Inc.*	1,051,132
		2,732,513
	REITS — 7.4%
15,619	CareTrust REIT, Inc.	564,783
43,235	Host Hotels & Resorts, Inc.	766,556
6,564	Lamar Advertising Co. - Class A	830,871
19,467	Omega Healthcare Investors, Inc.	863,167
5,511	SBA Communications Corp.	1,065,993
46,148	VICI Properties, Inc.	1,297,682
12,038	WP Carey, Inc.	774,766
		6,163,818
	TRANSPORTATION — 1.0%
15,684	Deutsche Post A.G.	860,770
	TOTAL COMMON STOCKS
	(Cost $58,322,684)	69,665,587
	EXCHANGE-TRADED FUNDS — 16.0%
1,507	abrdn Physical Palladium Shares ETF*	219,088
27,349	abrdn Physical Silver Shares ETF*	1,849,886
51,987	Bitwise Bitcoin ETF*	2,472,502
7,876	Bitwise Ethereum ETF*	167,522
11,979	GraniteShares Platinum Trust*	236,346

Astoria Real Assets ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
98,324	SPDR Gold MiniShares Trust*	$8,393,920
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $10,415,592)	13,339,264
	TOTAL INVESTMENTS — 99.3%
	(Cost $68,738,276)	83,004,851
	Other Assets in Excess of Liabilities — 0.7%	610,141
	TOTAL NET ASSETS — 100.0%	$83,614,992

PLC – Public Limited Company
ADR – American Depository Receipt
REIT – Real Estate Investment Trusts
ETF – Exchange-Traded Fund

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.